Goodwill - Additional Information (Detail) - USD ($)	May 01, 2024	May 01, 2023	May 01, 2022	Jun. 30, 2024	Jun. 30, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill impairment charge	$ 0	$ 0	$ 0
Accumulated goodwill impairment				$ 11,300,000,000	$ 11,300,000,000